Finance Lease Receivables - Summary of Movement of Allowance for Finance Lease Receivables (Detail)	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2020 USD ($)
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at the beginning of the year	¥ 1,528,852,901	$ 234,306,958	¥ 585,335,201
Adjustment due to the adoption of ASC 326	13,023,667	1,995,964
Additions/(reverse)	1,434,446,417	219,838,531	2,159,235,919
Charge-offs	(2,127,088,049)	(325,990,505)	(1,215,718,219)
Balance at the end of the year	849,234,936	130,150,948	1,528,852,901
Evaluated for impairment on a portfolio basis	849,234,936		1,528,852,901	$ 130,150,948
Financial Lease Receivable [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at the beginning of the year	39,933,036	6,120,006	28,765,413
Adjustment due to the adoption of ASC 326	26,044,003	3,991,418
Additions/(reverse)	(29,287,359)	(4,488,484)	30,236,266
Charge-offs	(12,140,351)	(1,860,591)	(19,068,643)
Balance at the end of the year	24,549,329	$ 3,762,349	39,933,036
Evaluated for impairment on a portfolio basis	¥ 24,549,329		¥ 39,933,036	$ 3,762,349